Loans	12 Months Ended
Oct. 31, 2020
Text block [abstract]
Loans

Note 6	Loans (1)(2)

$ millions, as at October 31					2020					2019
	Gross amount	Stage 3 allowance	Stages 1 and 2 allowance	Total allowance (3)	Net total	Gross amount	Stage 3 allowance	Stages 1 and 2 allowance	Total allowance (3)	Net total
Residential mortgages (4)	$221,165	$151	$212	$363	$220,802	$208,652	$140	$71	$211	$208,441
Personal	42,222	113	719	832	41,390	43,651	128	425	553	43,098
Credit card	11,389	–	667	667	10,722	12,755	–	420	420	12,335
Business and government (4)	135,546	650	1,028	1,678	133,868	125,798	376	355	731	125,067
	$410,322	$914	$2,626	$3,540	$406,782	$390,856	$644	$1,271	$1,915	$388,941

(1)	Loans are net of unearned income of $530 million (2019: $469 million).
(2)	Includes gross loans of $76.6 billion (2019: $69.5 billion) denominated in U.S. dollars and $8.4 billion (2019: $6.7 billion) denominated in other foreign currencies.
(3)	Includes ECL allowances for customers’ liability under acceptances.
(4)	Includes $63 million of residential mortgages (2019: $60 million) and $23,291 million of business and government loans (2019: $21,182 million) that are measured at FVTPL.

Allowance for credit losses
The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance:

$ millions, as at or for the year ended October 31	2020
	Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired (1)	Total
Residential mortgages
Balance at beginning of year	$28	$43	$140	$211
Originations net of repayments and other derecognitions	9	(12)	(17)	(20)
Changes in model	(3)	30	–	27
Net remeasurement (2)	(21)	123	73	175
Transfers (2)
– to 12-month ECL	61	(51)	(10)	–
– to lifetime ECL performing	(23)	39	(16)	–
– to lifetime ECL credit-impaired	–	(10)	10	–
Provision for (reversal of) credit losses (3)	23	119	40	182
Write-offs (4)	–	–	(16)	(16)
Recoveries	–	–	6	6
Interest income on impaired loans	–	–	(19)	(19)
Foreign exchange and other	–	(1)	–	(1)
Balance at end of year	$51	$161	$151	$363
Personal
Balance at beginning of year	$174	$271	$128	$573
Originations net of repayments and other derecognitions	37	(51)	(12)	(26)
Changes in model	(13)	181	–	168
Net remeasurement (2)	(186)	378	247	439
Transfers (2)
– to 12-month ECL	300	(292)	(8)	–
– to lifetime ECL performing	(108)	126	(18)	–
– to lifetime ECL credit-impaired	–	(67)	67	–
Provision for (reversal of) credit losses (3)	30	275	276	581
Write-offs (4)	–	–	(353)	(353)
Recoveries	–	–	66	66
Interest income on impaired loans	–	–	(5)	(5)
Foreign exchange and other	–	–	1	1
Balance at end of year	$204	$546	$113	$863
Credit card
Balance at beginning of year	$145	$340	$–	$485
Originations net of repayments and other derecognitions	(3)	(69)	–	(72)
Changes in model	(6)	59	–	53
Net remeasurement (2)	(223)	674	89	540
Transfers (2)
– to 12-month ECL	281	(281)	–	–
– to lifetime ECL performing	(58)	58	–	–
– to lifetime ECL credit-impaired	–	(209)	209	–
Provision for (reversal of) credit losses (3)	(9)	232	298	521
Write-offs (4)	–	–	(409)	(409)
Recoveries	–	–	111	111
Interest income on impaired loans	–	–	–	–
Foreign exchange and other	–	–	–	–
Balance at end of year	$136	$572	$–	$708
Business and government
Balance at beginning of year	$239	$158	$378	$775
Originations net of repayments and other derecognitions	51	(45)	(20)	(14)
Changes in model	14	(1)	(1)	12
Net remeasurement (2)	264	594	349	1,207
Transfers (2)
– to 12-month ECL	113	(103)	(10)	–
– to lifetime ECL performing	(201)	210	(9)	–
– to lifetime ECL credit-impaired	(21)	(121)	142	–
Provision for (reversal of) credit losses (3)	220	534	451	1,205
Write-offs (4)	–	–	(157)	(157)
Recoveries	–	–	9	9
Interest income on impaired loans	–	–	(21)	(21)
Foreign exchange and other	(6)	(9)	(8)	(23)
Balance at end of year	$453	$683	$652	$1,788
Total ECL allowance (5)	$844	$1,962	$916	$3,722
Comprises:
Loans	$735	$1,891	$914	$3,540
Undrawn credit facilities and other off-balance sheet exposures (6)	109	71	2	182

(1)	Includes the ECL allowance for purchased credit-impaired loans from the acquisition of The PrivateBank.
(2)
Transfers represent stage movements of prior period ECL allowances to the current period stage classification. Net remeasurement represents the current period change in ECL allowances for transfers, net write-offs, changes in forecasts of forward-looking information, parameter updates, and partial repayments in the period.

(3)
Provision for (reversal of) credit losses for loans and undrawn credit facilities and other off-balance
sheet exposures is presented as Provision for (reversal of) credit losses on our consolidated statement of income.

(4)
We generally continue to pursue collection on the amounts that were written off. The degree of collection efforts varies from one jurisdiction to another, depending on the local regulations and original agreements with customers.

(5)
See Note 5 for the ECL allowance on debt securities measured at FVOCI. The table above excludes the ECL allowance on debt securities classified at amortized cost of $16 million as at October 31, 2020 (2019: $2 million), $14 million of which was stage 3 ECL allowance on originated credit-impaired amortized cost debt securities (2019: nil). The ECL allowances for other financial assets classified at amortized cost were immaterial as at October 31, 2020 and were excluded from the table above. Financial assets other than loans that are classified at amortized cost are presented on our consolidated balance sheet net of ECL allowances.

(6)	Included in Other liabilities on our consolidated balance sheet.

$ millions, as at or for the year ended October 31	2019
	Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired (1)	Total
Residential mortgages
Balance at beginning of year	$27	$44	$143	$214
Originations net of repayments and other derecognitions	4	(11)	(23)	(30)
Changes in model	(2)	(6)	(5)	(13)
Net remeasurement (2)	(41)	32	94	85
Transfers (2)
– to 12-month ECL	42	(30)	(12)	–
– to lifetime ECL performing	(3)	22	(19)	–
– to lifetime ECL credit-impaired	–	(7)	7	–
Provision for (reversal of) credit losses (3)	–	–	42	42
Write-offs (4)	–	–	(29)	(29)
Recoveries	–	–	2	2
Interest income on impaired loans	–	–	(17)	(17)
Foreign exchange and other	1	(1)	(1)	(1)
Balance at end of year	$28	$43	$140	$211
Personal
Balance at beginning of year	$190	$199	$109	$498
Originations net of repayments and other derecognitions	45	(50)	–	(5)
Changes in model	(14)	30	–	16
Net remeasurement (2)	(194)	283	309	398
Transfers (2)
– to 12-month ECL	183	(179)	(4)	–
– to lifetime ECL performing	(37)	51	(14)	–
– to lifetime ECL credit-impaired	–	(63)	63	–
Provision for (reversal of) credit losses (3)	(17)	72	354	409
Write-offs (4)	–	–	(395)	(395)
Recoveries	–	–	62	62
Interest income on impaired loans	–	–	(5)	(5)
Foreign exchange and other	1	–	3	4
Balance at end of year	$174	$271	$128	$573
Credit card
Balance at beginning of year	$102	$370	$–	$472
Originations net of repayments and other derecognitions	–	(50)	–	(50)
Changes in model	36	(48)	–	(12)
Net remeasurement (2)	(190)	477	184	471
Transfers (2)
– to 12-month ECL	229	(229)	–	–
– to lifetime ECL performing	(33)	33	–	–
– to lifetime ECL credit-impaired	–	(215)	215	–
Provision for (reversal of) credit losses (3)	42	(32)	399	409
Write-offs (4)	–	–	(516)	(516)
Recoveries	–	–	117	117
Interest income on impaired loans	–	–	–	–
Foreign exchange and other	1	2	–	3
Balance at end of year	$145	$340	$–	$485
Business and government
Balance at beginning of year	$180	$147	$230	$557
Originations net of repayments and other derecognitions	32	(19)	(21)	(8)
Changes in model	–	1	3	4
Net remeasurement (2)	(17)	97	350	430
Transfers (2)
– to 12-month ECL	71	(64)	(7)	–
– to lifetime ECL performing	(21)	25	(4)	–
– to lifetime ECL credit-impaired	(2)	(29)	31	–
Provision for (reversal of) credit losses (3)	63	11	352	426
Write-offs (4)	–	–	(190)	(190)
Recoveries	–	–	13	13
Interest income on impaired loans	–	–	(18)	(18)
Foreign exchange and other	(4)	–	(9)	(13)
Balance at end of year	$239	$158	$378	$775
Total ECL allowance (5)	$586	$812	$646	$2,044
Comprises:
Loans	$526	$745	$644	$1,915
Undrawn credit facilities and other off-balance sheet exposures (6)	60	67	2	129

(1)	Includes the ECL allowance for purchased credit-impaired loans from the acquisition of The PrivateBank.
(2)
Transfers represent stage movements of prior period ECL allowances to the current period stage classification. Net remeasurement represents the current period change in ECL allowances for transfers, net write-offs, changes in forecasts of forward-looking information, parameter updates, and partial repayments in the period.

(3)
Provision for (reversal of) credit losses for loans and undrawn credit facilities and other off-balance
sheet exposures is presented as Provision for (reversal of) credit losses on our consolidated statement of income.

(4)
We generally continue to pursue collection on the amounts that were written off. The degree of collection efforts varies from one jurisdiction to another, depending on the local regulations and original agreements with customers.

(5)
See Note 5 for the ECL allowance on debt securities measured at FVOCI. The table above excludes the ECL allowance on debt securities classified at amortized cost of $2 million as at October 31, 2019. The ECL allowances for other financial assets classified at amortized cost were immaterial as at October 31, 2019 and were excluded from the table above. Financial assets other than loans that are classified at amortized cost are presented on our consolidated balance sheet net of ECL allowances.

(6)	Included in Other liabilities on our consolidated balance sheet.

Inputs, assumptions and model techniques
Our ECL allowances are estimated using complex models that incorporate inputs, assumptions and model techniques that involve a high degree of management judgment. In particular, the following ECL elements are subject to a high level of judgment that can have a significant impact on the level of ECL allowances provided:
•	Determining when a significant increase in credit risk (SICR) of a loan has occurred;
•	Measuring both 12-month and lifetime credit losses; and
•	Forecasting forward-looking information for multiple scenarios and determining the probability weighting of the scenarios driven by the changes in the macroeconomic environment.
In addition, the interrelationship between these elements is also subject to a high degree of judgment which can also have a significant impact on the level of ECL recognized.
The uncertainties inherent in the
COVID-19
pandemic have increased the level of judgment applied in respect of all these elements as discussed below. Actual credit losses could differ materially from those reflected in our estimates.
Determining when a significant increase in credit risk has occurred
The determination of whether a loan has experienced a SICR has a significant impact on the level of ECL allowance as loans that are in stage 1 are measured at
12-month
ECL, while loans in stage 2 are measured at lifetime ECL. Migration of loans between stage 1 and stage 2 can cause significant volatility in the amount of the recognized ECL allowances and the provision for credit losses in a particular period.
For the majority of our retail loan portfolios, we determine a SICR based on relative changes in the loan’s lifetime PD since its initial recognition. The PDs used for this purpose are the expected value of our upside, downside and base case lifetime PDs. Significant judgment is involved in determining the upside, downside and base case lifetime PDs through the incorporation of forward-looking information into long-run
PDs, in determining the probability weightings of the scenarios, and in determining the relative changes in PDs that are indicative of a SICR for our various retail products. Increases in the expected PDs or decreases in the thresholds for changes in PDs that are indicative of a SICR can cause significant migration of loans from stage 1 to stage 2, which in turn can cause a significant increase in the amount of ECL allowances recognized. In contrast, decreases in the expected PDs or increases in the thresholds for changes in PDs that are indicative of a SICR can cause significant migration of loans from stage 2 to stage 1.
For the majority of our business and government loan portfolios, we determine a SICR based on relative changes in internal risk ratings since initial recognition. Significant judgment is involved in the determination of the internal risk ratings. Deterioration or improvement in the risk ratings or adjustments to the risk rating downgrade thresholds used to determine a SICR can cause significant migration of loans and securities between stage 1 and stage 2, which in turn can have a significant impact on the amount of ECL allowances recognized. While potentially significant to the level of ECL allowances recognized, the thresholds for changes in PDs that are indicative of a SICR for our retail portfolios and the risk rating downgrade thresholds used to determine a SICR for our business and government loan portfolios are not expected to change frequently.
All loans on which repayment of principal or payment of interest is contractually 30 days in arrears and all business and government loans that have migrated to the watch list are normally automatically migrated to stage 2 from stage 1.
As at October 31, 2020, if the ECL for the stage 2 performing loans were measured using stage 1 ECL as opposed to lifetime ECL, the expected credit losses would be $743 million lower than the total recognized IFRS 9 ECL on performing loans (2019: $305 million).
Impact of the
COVID-19
pandemic
The determination of whether a SICR has occurred in the
COVID-19
pandemic required a heightened application of judgment in a number of areas, including with respect to the evaluation of the evolving macroeconomic environment, the various client relief programs we have provided to our clients and the unprecedented level of government support being provided to individuals and businesses.
Consistent with guidance issued by the IASB, interest or principal deferments pursuant to various relief programs provided to both our retail and business and government clients have not automatically resulted in a SICR that would trigger migration to stage 2 by reason only that a deferral under the program was granted. However, the inclusion of a loan in a relief program did not preclude its migration to stage 2 if we determined that there was a SICR based on our assessment of the changes in the risk of a default occurring over the expected life of a loan.
For retail clients and consistent with our past practice, SICR was determined based on an evaluation of the relative increase in lifetime PDs using forward-looking indicators reflective of our expectations. However, we applied judgment in the degree that our forecasts of certain forward-looking indicators, including unemployment, should cause a SICR in light of the level of government support provided.
For the majority of our business and government clients, we continued to utilize risk ratings as the primary determinant of a SICR. We applied judgment in the determination of the industries most impacted by the
COVID-19
pandemic and assessed the associated impact on risk ratings after considering the benefit of government support.
Measuring both
12-month
and lifetime expected credit losses
Our ECL models leverage the PD, LGD, and EAD parameters, as well as the portfolio segmentation used to calculate Basel expected loss regulatory adjustments for the portion of our retail and business and government portfolios under the advanced internal ratings-based (AIRB) approach. Adjustments are made to the Basel parameters to meet IFRS 9 requirements, including the conversion of through-the-cycle
and downturn parameters used in the Basel regulatory calculations to point-in-time
parameters used under IFRS 9 that consider forward-looking information. For standardized business and government portfolios, available long-run
PDs, LGDs and EADs are also converted to
point-in-time
parameters through the incorporation of forward-looking information for the purpose of measuring ECL under IFRS 9.
Significant judgment is involved in determining which forward-looking information variables are relevant for particular portfolios and in determining the extent by which through-the-cycle
parameters should be adjusted for forward-looking information to determine point-in-time
parameters. While changes in the set of forward-looking information variables used to convert through-the-cycle
PDs, LGDs and EADs into
point-in-time
parameters can either increase or decrease ECL allowances in a particular period, changes to the mapping of forward-looking information variables to particular portfolios are expected to be infrequent. However, changes in the particular forward-looking information parameters used to quantify point-in-time
parameters will be frequent as our forecasts are updated on a quarterly basis. Increases in the level of pessimism in the forward-looking information variables will cause increases in ECL, while increases in the level of optimism in the forward-looking information variables will cause decreases in ECL. These increases and decreases could be significant in any particular period and will start to occur in the period where our outlook of the future changes.
With respect to the lifetime of a financial instrument, the maximum period considered when measuring ECL is the maximum contractual period over which we are exposed to credit risk. For revolving facilities, such as credit cards, the lifetime of a credit card account is the expected behavioural life. Significant judgment is involved in the estimate of the expected behavioural life. Increases in the expected behavioural life will increase the amount of ECL allowances, in particular for revolving loans in stage 2.
Impact of the
COVID-19
pandemic
The measurement of ECL in the
COVID-19
pandemic required a heightened application of judgment in a number of areas, including with respect to our expectations concerning the degree to which forward-looking information would correlate with credit losses in the current environment characterized by unprecedented levels of government support relative to the historical experience in our models. We applied judgment with respect to the degree that certain industries and portfolios would be negatively impacted by the
COVID-19
pandemic and the degree that various government support programs are expected to limit credit losses.
Forecasting forward-looking information for multiple scenarios and determining the probability weighting of the scenarios
As indicated above, forward-looking information is incorporated into both our assessment of whether a financial asset has experienced a SICR since its initial recognition and in our estimate of ECL. From analysis of historical data, our risk management function has identified and reflected in our ECL allowance those relevant forward-looking information variables that contribute to credit risk and losses within our retail and business and government loan portfolios. Within our retail loan portfolio, key forward-looking information variables include Canadian unemployment rates, housing prices and gross domestic product (GDP) growth. In many cases these variables are forecasted at the provincial level. Housing prices are also forecasted at the municipal level in some cases. Within our business and government loan portfolio, key drivers that impact the credit performance of the entire portfolio include S&P 500 growth rates, business credit growth rates, unemployment rates and credit spreads, while forward-looking information variables such as commodity prices and mining activity are significant for certain portfolios, and U.S. unemployment rates and U.S. GDP growth are significant for our U.S. portfolios.
For the majority of our loan portfolios, our forecast of forward-looking information variables is established from a “base case” or most likely scenario that is used internally by management for planning and forecasting purposes. For most of the forward-looking information variables related to our Canadian businesses, we have forecast scenarios by province. In forming the base case scenario, we consider the forecasts of international organizations and monetary authorities such as the Organisation for Economic
Co-operation
and Development (OECD), the International Monetary Fund (IMF), and the Bank of Canada, as well as private sector economists. We then derive reasonably possible “upside case” and “downside case” scenarios using external forecasts that are above and below our base case and the application of management judgment. A probability weighting is assigned to our base case, upside case and downside case scenarios based on management judgment.
The forecasting process is overseen by a governance committee consisting of internal stakeholders from across our bank including Risk Management, Economics, Finance and the impacted SBUs and involves a significant amount of judgment both in determining the forward-looking information forecasts for our various scenarios and in determining the probability weighting assigned to the scenarios. In general, a worsening of our outlook on forecasted forward-looking information for each scenario, an increase in the probability of the downside case scenario occurring, or a decrease in the probability of the upside case scenario occurring will increase the number of loans migrating from stage 1 to stage 2 and increase the estimated ECL allowance. In contrast, an improvement in our outlook on forecasted forward-looking information, an increase in the probability of the upside case scenario occurring, or a decrease in the probability of the downside case scenario occurring will have the opposite impact. It is not possible to meaningfully isolate the impact of changes in the various forward-looking information variables for a particular scenario because of both the interrelationship between the variables and the interrelationship between the level of pessimism inherent in a particular scenario and its probability of occurring.
Impact of the
COVID-19
pandemic
The forecasting of forward-looking information and the determination of scenario weightings in the
COVID-19
pandemic required a heightened application of judgment in a number of areas as our forecast reflects numerous assumptions and uncertainties regarding the economic impact of the
COVID-19
pandemic, which will ultimately depend on the speed at which an effective vaccine can be developed and administered on a mass scale, and the ability of governments, businesses and health-care systems to effectively limit the epidemiological and economic impacts of the resurgences of the virus in the intervening period.
Significant changes to our forecasts were made in the current year. The following table provides the base case, upside case and downside case scenario forecasts for select forward-looking information variables used to estimate our ECL.

	Base case		Upside case		Downside case
As at October 31, 2020	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)
Real GDP year-over-year growth
Canada (2)	1.6%	3.8%	3.6%	4.6%	0.03%	2.0%
United States	1.7%	3.5%	3.0%	4.2%	(0.6)%	1.7%
Unemployment rate
Canada (2)	8.7%	6.7%	7.4%	5.9%	9.5%	8.4%
United States	7.4%	4.7%	5.1%	3.5%	9.2%	7.3%
Canadian Housing Price Index growth (2)	2.4%	3.0%	11.2%	10.4%	(6.9)%	(0.8)%
S&P 500 Index growth rate	5.6%	4.8%	11.2%	7.7%	(3.5)%	(5.3)%
West Texas Intermediate Oil Price (US$)	$42	$53	$51	$60	$34	$39

(1)	The remaining forecast period is generally two years.
(2)
National-level forward-looking forecasts are presented in the table above, which represent the aggregation of the provincial-level forecasts used to estimate our ECL. Housing Price Index growth rates are also forecasted at the municipal level in some cases. As a result, the forecasts for individual provinces or municipalities reflected in our ECL will differ from the national forecasts presented above.

	Base case		Upside case		Downside case
As at October 31, 2019	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)
Canadian GDP year-over-year growth (2)	1.5%	1.8%	2.3%	2.5%	0.6%	0.8%
Canadian unemployment rate (2)	6.1%	5.9%	5.5%	5.5%	6.4%	6.5%
Canadian Housing Price Index growth (2)	1.6%	2.2%	4.8%	4.0%	(2.2)%	(0.8)%
S&P 500 Index growth rate	5.0%	4.7%	8.2%	6.6%	(3.7)%	(10.3)%
West Texas Intermediate Oil Price (US$)	$60	$60	$67	$74	$47	$43

(1)	The remaining forecast period is generally two years.
(2)
National-level forward-looking forecasts are presented in the table above, which represent the aggregation of the provincial-level forecasts used to estimate our ECL. Housing Price Index growth rates are also forecasted at the municipal level in some cases. As a result, the forecasts for individual provinces or municipalities reflected in our ECL will differ from the national forecasts presented above.

As required, the forward-looking information used to estimate expected credit losses reflects our expectations as at October 31, 2020 and October 31, 2019, respectively, and does not reflect changes in expectation as a result of economic forecasts that may have subsequently emerged. The base case, upside case and downside case amounts shown represent the average value of the forecasts over the respective projection horizons. Our economic forecasts are made in the context of the recovery currently underway from the severe downturn experienced in the second quarter of 2020. The underlying base case projection is characterized by a slow recovery in the first half of 2021, accelerating again thereafter and with the economy returning to the same level of economic activity experienced in the pre-COVID-19
period
in
 2022. Assumptions concerning the extent of the restrictions imposed by governments to limit the impact of subsequent waves of infection, including travel restrictions, the closure of certain businesses and other physical distancing requirements, and the timing of effective mass vaccinations, are material to these forecasts. The downside case forecast still reflects a recovery from the severe low experienced in the second calendar quarter of 2020, but to a much lower level of sustained economic activity. Meanwhile, the upside scenario continues to reflect a quicker recovery with the pre-pandemic level of activity reached in late 2021.
As at October 31, 2020, the average next 12 months real GDP growth rate in the table above is calculated based on the weighted average of the annualized calendar year 2020 and 2021 real GDP growth rates. This results in the next 12 months real GDP growth rate forecast to be lower than our calendar year 2021 real GDP growth rate forecast because the next 12 months real GDP growth rate is compared in part to a pre-pandemic level of real GDP, and the calendar year 2021 forecast also includes the strong growth rate expected in the fourth calendar quarter of 2021, after a vaccine is anticipated to be available. The relatively high forecasted real GDP growth in the remaining forecast period in the table above, relative to a year ago, is the result of the fact that we are forecasting to recover from relatively low levels of real GDP as shown in the charts below. The graphs below depict the actual and forecasted real GDP levels in Canada and the
U.S. on a calendar quarter basis:

As indicated above, forecasting forward-looking information for multiple scenarios and determining the probability weighting of the scenarios involves a high degree of management judgment, particularly in light of the
COVID-19
pandemic. If we were to only use our base case scenario for the measurement of ECL for our performing loans, our ECL allowance would be $204 million lower than the recognized ECL as at October 31, 2020 (2019: $63 million). If we were to only use our downside case scenario for the measurement of ECL for our performing loans, our ECL allowance would be $938 million higher than the recognized ECL as at October 31, 2020 (2019: $254 million). This sensitivity is isolated to the measurement of ECL and therefore did not consider changes in the migration of exposures between stage 1 and stage 2 from the determination of the SICR that would have resulted in a 100% base case scenario or a 100% downside case scenario. As a result, our ECL allowance on performing loans could exceed the amount implied by the 100% downside case scenario from the migration of additional exposures from stage 1 to stage 2.
Use of management overlays
Management overlays to ECL allowance estimates are adjustments which we use in circumstances where we judge that our existing inputs, assumptions and model techniques do not capture all relevant risk factors. The emergence of new macroeconomic, microeconomic or political events, along with expected changes to parameters, models or data that are not incorporated in our current parameters, internal risk rating migrations, or forward-looking information are examples of such circumstances.
Impact of the
COVID-19
pandemic
To address the uncertainties inherent in the current environment, we utilized management overlays with respect to the impact that the
COVID-19
pandemic will have on the migration of certain business and government exposures that we believe are the most susceptible to these risks and the resulting measurement of the ECL for those exposures. The mitigating impact of government support measures was considered in the determination of these overlays to the extent not already reflected in our models. In addition, management overlays were applied with respect to the impact of government support and client relief measures on the migration of retail exposures and the resulting measurement of the ECL for those exposures. In light of the unprecedented level of government support, the management overlays took into account our expectations concerning the degree to which forward-looking information would correlate with credit losses in the current environment relative to the historical experience in our models.
The use of management overlays requires the application of significant judgment that impacts the amount of ECL allowances recognized. Actual credit losses could differ materially from those reflected in our estimates.
The following tables provide the gross carrying amount of loans, and the contractual amounts of undrawn credit facilities and other off-balance
sheet exposures based on the application of our
12-month
point in time PDs under IFRS 9 to our risk management PD bands for retail exposures, and based on our internal risk ratings for business and government exposures. Refer to the “Credit risk” section of the MD&A for details on the CIBC risk categories.

Loans
(1)

$ millions, as at October 31				2020				2019
	Stage 1	Stage 2	Stage 3 (2)(3)(4)	Total	Stage 1	Stage 2	Stage 3 (2)(3)(4)	Total
Residential mortgages
– Exceptionally low	$146,139	$2	$–	$146,141	$142,260	$–	$–	$142,260
– Very low	45,678	1,166	–	46,844	37,140	–	–	37,140
– Low	12,491	6,042	–	18,533	17,315	1,010	–	18,325
– Medium	232	4,924	–	5,156	1,207	5,312	–	6,519
– High	–	1,054	–	1,054	11	1,162	–	1,173
– Default	–	–	654	654	–	–	597	597
– Not rated	1,810	818	155	2,783	2,251	233	154	2,638
Gross residential mortgages (5)(6)	206,350	14,006	809	221,165	200,184	7,717	751	208,652
ECL allowance	51	161	151	363	28	43	140	211
Net residential mortgages	206,299	13,845	658	220,802	200,156	7,674	611	208,441
Personal
– Exceptionally low	23,302	–	–	23,302	24,258	–	–	24,258
– Very low	1,618	157	–	1,775	4,321	1,353	–	5,674
– Low	8,662	2,497	–	11,159	4,955	1,582	–	6,537
– Medium	1,265	2,768	–	4,033	3,703	1,611	–	5,314
– High	331	769	–	1,100	302	613	–	915
– Default	–	–	140	140	–	–	164	164
– Not rated	513	159	41	713	720	29	40	789
Gross personal (6)	35,691	6,350	181	42,222	38,259	5,188	204	43,651
ECL allowance	179	540	113	832	160	265	128	553
Net personal	35,512	5,810	68	41,390	38,099	4,923	76	43,098
Credit card
– Exceptionally low	3,285	–	–	3,285	3,015	–	–	3,015
– Very low	1,388	–	–	1,388	1,142	83	–	1,225
– Low	2,340	–	–	2,340	5,619	274	–	5,893
– Medium	1,778	1,973	–	3,751	1,344	565	–	1,909
– High	–	472	–	472	10	538	–	548
– Default	–	–	–	–	–	–	–	–
– Not rated	135	18	–	153	158	7	–	165
Gross credit card	8,926	2,463	–	11,389	11,288	1,467	–	12,755
ECL allowance	125	542	–	667	129	291	–	420
Net credit card	8,801	1,921	–	10,722	11,159	1,176	–	12,335
Business and government
– Investment grade	49,418	1,071	–	50,489	46,800	251	–	47,051
– Non-investment grade	78,302	9,876	–	88,178	80,780	3,443	–	84,223
– Watchlist	416	4,443	–	4,859	374	1,575	–	1,949
– Default	–	–	1,359	1,359	–	–	866	866
– Not rated	218	49	–	267	752	79	45	876
Gross business and government (5)(7)	128,354	15,439	1,359	145,152	128,706	5,348	911	134,965
ECL allowance	380	648	650	1,678	209	146	376	731
Net business and government	127,974	14,791	709	143,474	128,497	5,202	535	134,234
Total net amount of loans	$378,586	$36,367	$1,435	$416,388	$377,911	$18,975	$1,222	$398,108

(1)
The table excludes debt securities measured at FVOCI, for which ECL allowances of $22 million (2019: $23 million) were recognized in AOCI. In addition, the table excludes debt securities classified at amortized cost, for which ECL allowances of $16 million were recognized as at October 31, 2020 (2019: $2 million), $14 million of which was stage 3 ECL allowance on originated credit-impaired amortized cost debt securities (2019: nil). Other financial assets classified at amortized cost were also excluded from the table above as their ECL allowances were immaterial as at October 31, 2020 and October 31, 2019. Financial assets other than loans that are classified as amortized cost are presented on our consolidated balance sheet net of ECL allowances.

(2)	Includes purchased credit-impaired loans from the acquisition of The PrivateBank.
(3)	Excludes foreclosed assets of $23 million (2019: $25 million), which were included in Other assets on our consolidated balance sheet.
(4)	As at October 31, 2020, 93% (2019: 90%) of stage 3 impaired loans were either fully or partially collateralized.
(5)	Includes $63 million (2019: $60 million) of residential mortgages and $23,291 million (2019: $21,182 million) of business and government loans that are measured at FVTPL.
(6)
The internal risk rating grades presented for residential mortgages and certain personal loans do not take into account loan guarantees or insurance issued by the Canadian government (federal or provincial), Canadian government agencies, or private insurers, as the determination of whether a significant increase in credit risk has occurred for these loans is based on relative changes in the loans’ lifetime PD without considering collateral or other credit enhancements.

(7)	Includes customers’ liability under acceptances of $9,606 million (2019: $9,167 million).

Undrawn credit facilities and other
off-balance
sheet exposures

$ millions, as at October 31				2020				2019
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail
– Exceptionally low	$124,690	$8	$–	$124,698	$106,696	$120	$–	$106,816
– Very low	6,632	137	–	6,769	7,341	1,126	–	8,467
– Low	8,703	416	–	9,119	10,974	1,357	–	12,331
– Medium	909	692	–	1,601	1,737	752	–	2,489
– High	263	503	–	766	255	495	–	750
– Default	–	–	28	28	–	–	19	19
– Not rated	411	23	–	434	397	32	–	429
Gross retail	141,608	1,779	28	143,415	127,400	3,882	19	131,301
ECL allowance	36	36	–	72	30	55	–	85
Net retail	141,572	1,743	28	143,343	127,370	3,827	19	131,216
Business and government
– Investment grade	89,067	159	–	89,226	78,906	296	–	79,202
– Non-investment grade	55,288	5,103	–	60,391	52,379	1,282	–	53,661
– Watchlist	82	1,678	–	1,760	65	575	–	640
– Default	–	–	129	129	–	–	69	69
– Not rated	795	41	–	836	688	60	–	748
Gross business and government	145,232	6,981	129	152,342	132,038	2,213	69	134,320
ECL allowance	73	35	2	110	30	12	2	44
Net business and government	145,159	6,946	127	152,232	132,008	2,201	67	134,276
Total net undrawn credit facilities and other off-balance sheet exposures	$286,731	$8,689	$155	$295,575	$259,378	$6,028	$86	$265,492
Net interest income after provision for credit losses

$ millions, for the year ended October 31	2020	2019	2018
Interest income	$17,522	$20,697	$17,505
Interest expense	6,478	10,146	7,440
Net interest income	11,044	10,551	10,065
Provision for credit losses	2,489	1,286	870
Net interest income after provision for credit losses	$8,555	$9,265	$9,195
Modified financial assets and client relief programs
CIBC has been actively engaged in lending activities to support our clients who are experiencing financial hardship caused by the COVID-19 pandemic, including payment deferral options offered on cards, residential mortgages, personal lending products, and business and government loans. As of October 31, 2020, the gross outstanding balance of loans for which CIBC provided payment deferrals was nil for credit cards in Canada (July 31, 2020: less than $10 million; April 30, 2020: $1.8 billion); $2.7 billion for residential mortgages in Canada (July 31, 2020: $33.3 billion; April 30, 2020: $35.5 billion); $0.3 billion for personal loans in Canada (July 31, 2020: $0.8 billion; April 30, 2020: $2.3 billion); $0.3 billion for various consumer loans in the Caribbean (July 31, 2020: $1.4 billion; April 30, 2020: $1.3 billion); and $2.5 billion for business and government loans (July 31, 2020: $6.2 billion; April 30, 2020: $10.0 billion), including $0.5 billion in Canada (July 31, 2020: $2.4 billion; April 30, 2020: $8.6 billion); $0.5 billion in the U.S. (July 31, 2020: $1.6 billion; April 30, 2020: $0.9 billion) and $1.5 billion in the Caribbean (July 31, 2020: $2.2 billion; April 30, 2020: $0.5 billion). Modification gains or losses resulting from client relief programs were not significant.
As part of CIBC’s usual lending business, from time to time we may modify the contractual terms of loans classified as stage 2 and stage 3 for which the borrower has experienced financial difficulties, through the granting of a concession in the form of below-market rates or terms that we would not otherwise have considered.
During the year ended October 31, 2020, loans classified as stage 2 or stage 3 with an amortized cost of $10,498 million (2019: $346 million) were either modified through the granting of a financial concession in response to the borrower having experienced financial difficulties or were subject to the client relief programs in response to COVID-19, in each case before the time of modification or deferral. In addition, the gross carrying amount of previously modified or deferred stage 2 or stage 3 loans that have returned to stage 1 during the year ended October 31, 2020 was $5,287 million (2019: $15 million).